Preparation basis and presentation of Combined Carve-out Financial Statements - Somos - Anglo (Predecessor)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Preparation basis and presentation of Combined Carve-out Financial Statements
Preparation basis and presentation of Combined Carve-out Financial Statements
2.	Basis of preparation and presentation of the Consolidated Financial Statements and Combined Carve-out Financial Statements

The Consolidated and Carve-out Financial Statements of Vasta Platform, the reporting entity, have been prepared in accordance with the International Financial Reporting Standards (IFRS) and interpretations as issued by the International Accounting Standards Board (“IASB”).

a.	Vasta Platform’s Combined Carve-out Financial Statements

The combined financial statements were prepared until July 23, 2020 (completion of corporate restructuring described in note 1.2) and for the year ended as of December 31, 2019 and for the period from October 11 to December 31, 2018.

IFRS provides no guidelines for the preparation of combined carve-out financial statements, which are therefore subject to the principles given in International Accounting Standards (IAS) 8.12. This paragraph requires consideration of the most recent pronouncements of other standard-setting bodies that use a similar conceptual framework to delevop accounting standards, other financial accounting literature and acceptable industry practices.

The Combined Carve-out Financial Statements have been prepared in order to present the Business’ historical financial condition, the performance of its operations and its respective cash flows, The Combined Carve-out Financial Statements materially reflect the financial statements of the “K-12 curriculum” private business as if it were operated as a separate entity from the Parent Entity.

The combined carved-out assets, liabilities and results of operations of the Business arebased on the historical accounting records of the Parent Entities. The balances in trade receivables, inventories, property, plant and equipment, intangible assets and goodwill, suppliers, bonds and financing, provision for risks of tax, civil and labor losses, financial expenses related to said bonds and financing, revenue and costs of goods sold and services relating to the Business were individually identified.

Carve-out expenses related to salaries, social contribution and share-based programs, including those related to the members of the Board of Directors and the Audit Committee, the CEO, the vice-presidents and the statutory officers of Cogna Group, were allocated to the Business through assessment of the nature of the tasks performed by the Parent Entity’s key personnel and employees and their connection with the activities of the Business.

Historically, Cogna Group provided certain corporate functions to the Business and costs associated with these functions were allocated to the Business. These functions included corporate communications, human resources, treasury, corporate controllership, internal audit, information technology, corporate and legal compliance, and insurance. The costs of such services were allocated to the Business based on the most relevant allocation method to the service provided, primarily based on the relative percentage of headcount or revenue attributable to the Business. The charges for these functions are included in general and administrative expenses in the combined carve-out statement of profit or loss and other comprehensive income.

Cash and cash equivalents and changes in cash flows, of Somos Sistemas, Livro Fácil Ltda. and Colégio Anglo, held locally and specifically related to the operations of the Business, have been included in the combined carve-out financial statements. Except for those entities, allocated costs and expenses have generally been considered to have been paid by the Parent Entities in the year in which the costs were incurred. Amounts receivable from or payable to the Parent Entities have been classified in the combined carve-out statement of financial position within under “Parent’s company net investment”. The Business reflected the cash received from and expenses paid by the Parent Entities on behalf of the Business’operations as a component of “Net investment” in the combined carve-out statement of changes in parent’s company net investment and combined carve-out statement of cash flows.

Income taxes were determined based on the assumption that the operations carved-out to the Business were a single separate taxable entity. This assumption implies attributable income was determined based on a carve-out basis and adjusted to reflect applicable regulations. Thus, determination of income tax and social contribution expenses is based on assumptions, attributions, and estimates, including those used to prepare the combined carve-out financial statements. The taxes paid have been allocated based on amounts that would have been due if the business were a separate reporting entity.

Management believes that the assumptions that were applied in the combined carve-out financial statements, including assumptions related to recognition of general expenses are reasonable. However, the combined carve-out financial statements may not be indicative of the Business’s future performance and may not reflect what the consolidated results of operations, financial position and cash flows would have been had the Business operated as an independent entity during the period presented and thus should not be used to calculate dividends, taxes or for other corporate purposes. To the extent that an asset, liability, revenue or expense is directly associated with the Business, it is reflected in the accompanying combined carve-out financial statements.

All significant intercompany transactions and balances within the Business have been eliminated.

Reconciliation of the Parent Company’s Net Investment and the Company’ s shareholders’ equity as of July 23, 2020

	Parent Company’s Net Investment	Adjustment	Compnay’s shareholders’ equity
Shares issued upon legal reorganization	3,093,748	29,497	3,123,245
Share-based compensation reserve	-	(686)	(686)
Accumulated losses for the period (i)	-	(28,811)	(28,811)
	3,093,748	-	3,093,748

(i) The capital contributed by the controlling shareholders in the Vasta Platform’s share capital was calculated based on the Carve-out Equity prior to the contribution of the investment from Cogna to Vasta Platform amounting to R$ 3,123,245. the amount of R$ 28,811 refers to net income for the period from January 1, 2020 to contribution date.

b.	Vasta’s Consolidated Financial Statements

Since July 23, 2020, the Company has prepared the Consolidated Financial Statements which include the accounts of the Company and its consolidated subsidiaries. Since all entites were under common control as of the date of the initial public offering, the results for the year ended December 31, 2020 are presented as if consolidated for the entire year.

c.	Functional and Presentation Currency

The Consolidated and Combined Carve-out Financial Statements are presented in thousands of Brazilian Reals (“R$”), which is the Company functional currency. All financial information presented in R$ has been rounded to the nearest thousand, except as otherwise indicated.

d.	Measurement basis

The Consolidated and Combined Carve-out Financial Statements were prepared based on historical cost, except for certain assets and liabilities that are measured at fair value, as explained in the accounting policies below.

Somos - Anglo (Predecessor)
Preparation basis and presentation of Combined Carve-out Financial Statements
Preparation basis and presentation of Combined Carve-out Financial Statements
2.	Preparation basis and presentation of Combined Carve-out Financial Statements

The combined carve-out financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations as issued by the International Accounting Standards Board (“IASB”), except for the lack of presentation of a combined carve-out statement of financial position and related notes as of October 10, 2018, and the combined carve-out statement of profit and loss and other comprehensive income and related notes for the comparative period from January 01, 2017 to October 10, 2017, which constitute a departure from IFRS as issued by IASB.

All IFRS issued by the IASB, effective at the time of preparing these combined carve-out financial statements have been applied.

IFRS 1 “First-time adoption of International Financial Reporting Standards” has been applied in preparing these combined carve-out financial statements. Since the Business become a first-time adopter later than Somos, the Business adopted the exemption to measure its assets and liabilities at the carrying amounts reflected in Somos Group´s consolidated financial statements. The requirement in IFRS 1 to provide reconciliations of financial information prepared under previous GAAP to IFRS is not relevant to the Business as this is the first set of combined carve-out financial statements of the Business.

The preparation of combined carve-out financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Business’ accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to these combined carve-out financial statements are disclosed in Note 3.

IFRS provides no guidelines for the preparation of combined carve-out financial statements, which are therefore subject to the principles given in International Accounting Standards (IAS) 8.12. This paragraph requires consideration of the most recent pronouncements of other standard-setting bodies that use a similar conceptual framework to develop accounting standards, other financial accounting literature and acceptable industry practices.

These combined carve-out financial statements were prepared in order to present the Business’ historical financial position, the performance of its operations and its respective cash flows as of December 31, 2017 and January 1, 2017 and for the period from January 1, 2018 to October 10, 2018 and for year ended December 31, 2017. These combined carve-out financial statements aim to materially reflect the financial statements of the “K-12 curriculum” private business as if it had operated as a separate entity from Parent Entities.

The combined carved-out assets, liabilities and results of operations of the Business were obtained based on the historic accounting records of Parent Entities. The balances in trade receivables, inventories, property, plant and equipment, intangible assets and goodwill, suppliers, bonds and financing, provision for risks of tax, civil and labor losses, financial expenses related to said bonds and financing, revenue and costs of goods sold and services relating to the Business were individually identified.

Carve-out expenses related to salaries, social contributions and share-based programs, including those related to the members of the Board of Directors and the Audit Committee, the CEO, the vice-presidents and the statutory officers of Somos Group, were allocated to the Business through assessment of the nature of the tasks performed by Parent Entities’ key personnel and employees and their connection with the activities of the Business.

Historically, Somos Group provided certain corporate functions to the Business and costs associated with these functions were allocated to the Business. These functions included corporate communications, human resources, treasury, corporate controllership, internal audit, information technology, corporate and legal compliance, and insurance. The costs of such services were allocated to the Business based on the most relevant allocation method to the service provided, primarily based on relative percentage of headcount or revenue attributable to the Business. The charges for these functions are included in general and administrative expenses in the combined carve-out statement of profit or loss and other comprehensive income.

Cash and cash equivalents and changes in cash flows of Somos Sistemas, Livro Fácil Ltda. and Colégio Anglo, held locally and specifically related to the operations of the Business, have been included in these combined carve-out financial statements. Except for those entities, allocated costs and expenses have generally been considered to have been paid by the Parent Entities in the year in which the costs were incurred. Amounts receivable from or payable to the Parent Entities have been classified in the combined carve-out statement of financial position within “Parent’s net investment”. The Business reflected the cash received from and expenses paid by the Parent Entities on behalf of the Business’ operations as a component of “Net investment” in the combined carve-out statement of changes in parent’s net investment and combined carve-out statement of cash flows.

Income taxes were determined based on the assumption that the operations carved-out to the Business were a single separate taxable entity. This assumption implies attributable income was determined based on a carve-out basis and adjusted to reflect applicable regulations. Thus, determination of income tax and social contribution expenses is based on assumptions, attributions and estimates, including those used to prepare these combined carve-out financial statements. The taxes paid have been allocated based on amounts that would have been due if the business were a separate reporting entity.

Management believes that the assumptions used in these combined carve-out financial statements, including assumptions related to recognition of general expenses are reasonable. However, the combined carve-out financial statements may not be indicative of the Business’ future performance and may not reflect what the consolidated results of operations, financial position and cash flows would have been had the Business operated as an independent entity during all the periods presented and thus should not be used to calculate dividends, taxes or for other corporate purposes. To the extent that an asset, liability, revenue or expense is directly associated with the Business, it is reflected in the accompanying combined carve-out financial statements.

All significant intercompany transactions and balances within the Business have been eliminated.

a.	Functional and Presentation Currency

These combined carve-out financial statements are presented in thousands of Brazilian Real (“R$”), which is the Business functional currency. All financial information presented in R$ has been rounded to the nearest thousand value, except otherwise indicated.

b.	Measurement basis

The combined carve-out financial statements were prepared based on historical cost, except for certain assets and liabilities that are measured using fair values, as explained in the accounting policies below.